SHARE-BASED COMPENSATION - Warrants Activity (Details) - Warrants	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Warrants
Unvested as of December 31, 2023 (in shares) | shares	47,318,882
Exercised (in shares) | shares	(280,396)
Expired (in shares) | shares	(2,654,445)
Unvested as of December 31, 2024 (in shares) | shares	44,384,041
Weighted- Average Exercise Price
Outstanding as of December 31, 2023 (in dollar per share) | $ / shares	$ 9.56
Exercised (in dollar per share) | $ / shares	5.07
Expired (in dollars per share) | $ / shares	10.00
Outstanding as of December 31, 2024 (in dollar per share) | $ / shares	$ 9.56